SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT ESTIMATED USEFUL LIVES

Category	Estimated useful lives
Mining machine	1~3 years
Electronic equipment	3-5 years
Furniture	3-5 years
Vehicles or canteen equipment	4-5 years
Leasehold improvement	Shorter of the lease term or the estimated useful life of the assets

SCHEDULE OF ESTIMATED USEFUL LIVES BY INTANGIBLE ASSET

Estimated useful lives by intangible asset classes are as follows:

Category	Estimated useful lives
League tournaments rights	Indefinite
Brand names	Indefinite/5 years
Customer relationships	6 years
Agency contract rights	2-5 years
Talent acquisition costs	1-5 years
Game copyright	3 years
Software	2.5-3 years

SCHEDULE OF MAJOR REVENUE GENERATING ACTIVITIES

	For the years ended December 31,
	2023	2024	2025
Tournament participation of esports	$7,699,506	$8,549,677	$6,397,578
Player transfer and rental fee	849,768	1,036,416	2,101,544
Sales of branded merchandise	184,337	113,536	1,000,059
Talent management service of esports	1,115,057	544,639	848,418
Sponsorships and advertising	8,147,298	3,860,800	847,073
Others	3,668,655	620,435	623,425
Subtotal of Esports teams operation	21,664,621	14,725,503	11,818,097
Event production	9,409,795	23,285,775	31,922,001
Talent management service of third-party online entertainers	52,650,550	47,307,158	62,825,921
Bitcoin mining	-	-	20,064,258
Total revenue	83,724,966	85,318,436	126,630,277
Less: surcharge tax	56,525	52,130	103,731
Net revenue	$83,668,441	$85,266,306	$126,526,546

SCHEDULE OF DISAGGREGATED REVENUE FROM CONTRACT WITH CUSTOMERS

The following table summarizes disaggregated revenue from contracts with customers by service type and by segment:

	For the years ended December 31,
	2023	2024	2025
PRC and other subsidiaries
Talent management service of third-party online entertainers	$52,650,550	$47,307,158	$62,825,921
Event production	9,409,795	23,285,775	31,922,001
Tournament participation of esports	5,457,029	6,120,350	4,723,662
Player transfer and rental fee	389,881	832,124	1,982,072
Sales of branded merchandise	143,260	70,053	971,380
Talent management service of esports	1,115,057	544,639	848,418
Sponsorships and advertising	5,638,612	3,093,051	113,404
Others	431,479	470,444	352,858
Subtotal	$75,235,663	$81,723,594	$103,739,716

Ninjas in Pyjamas
Tournament participation of esports	2,242,477	2,429,327	1,673,916
Sponsorships and advertising	2,508,686	767,749	733,669
Player transfer and rental fee	459,887	204,292	119,472
Others	3,237,176	149,991	270,567
Sales of branded merchandise	41,077	43,483	28,679
Subtotal	$8,489,303	$3,594,842	$2,826,303

Bitcoin mining	-	-	20,064,258
Total revenues	$83,724,966	$85,318,436	$126,630,277

	For the years ended December 31,
	2023	2024	2025
Timing of revenue recognition
At a point in time	990,626	2,977,125	5,466,113
Over time	82,734,340	82,341,311	121,164,164
Total revenue	$83,724,966	$85,318,436	$126,630,277

SCHEDULE OF CURRENCY EXCHANGE RATES

	As of December 31,
	2024	2025
Balance sheet items, except for equity accounts
RMB against $	7.2993	6.9931
SEK against $	11.0676	9.2227

	For the Years Ended December 31,
	2024	2025
Items in the statements of operation and comprehensive loss, and statements of cash flows
RMB against $	7.1957	7.1875
SEK against $	10.5747	9.8058